Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements	¥ 0	¥ 0	¥ 11,195
Gain on sales of property, plant and equipment and investment property	144	2,094	1,148
Gain on divestment of business to Teva Takeda Yakuhin	7,832	6,807	7,829
Gain on divestment of business and subsidiaries	7,243	0	5,602
Change in estimate of liabilities related to SHP647	0	4,102	0
Other	11,404	12,421	23,762
Other operating income	19,379	25,424	43,123
Other operating expenses:
Donations and contributions	7,009	7,685	8,255
Restructuring expenses	81,358	59,234	83,836
Change in fair value of financial assets associated with contingent consideration arrangements	20,757	3,991	0
Valuation reserve for pre-launch inventories	11,052	9,466	20,723
Impairment of assets held for sale	1,685	4,693	0
Other	84,666	60,178	46,261
Total	206,527	145,247	159,075
Teva Takeda Pharma Ltd.
Other operating income:
Gain on divestment of business to Teva Takeda Yakuhin	¥ 588	¥ 6,807	¥ 1,414